Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2018
Summary of significant accounting policies
Schedule of exchange rates per 1.00

        The most important exchange rates per £1.00 that have been used in preparing the financial statements are:

	Closing rate			Average rate
	2018	2017	2016	2018	2017	2016
Euro	1.1309	1.1379	1.2009	1.1327	1.1663	1.3363
US Dollar	1.3194	1.2988	1.3332	1.3465	1.2774	1.4774

Schedule of estimated useful lives of property, plant and equipment
Freehold property	75 years
Computer equipment and software (included within Plant and machinery)	3 years
Plant and machinery	4 - 5 years
Fixtures and fittings	7 years

Schedule of estimated useful lives of other intangible assets
Website and mobile applications	3 years
Trademark registrations	10 years